Notes Receivable - Summary of Notes Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Notes Receivable [Line Items]
Debt instruments held	$ 2,920	$ 1,392
Less: notes receivable, current	(1,871)
Notes receivable, long term	1,049	1,392
Accucanna Note [member]
Disclosure Of Notes Receivable [Line Items]
Debt instruments held	1,597
NWCS And Seven Point Notes [member]
Disclosure Of Notes Receivable [Line Items]
Debt instruments held	586	0
Related Party Notes [member]
Disclosure Of Notes Receivable [Line Items]
Debt instruments held	696	$ 1,392
Other Notes [Member]
Disclosure Of Notes Receivable [Line Items]
Debt instruments held	$ 41